INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
INCOME TAXES
Schedule of components of the Company's deferred tax assets
	2021	2020
Net operating loss carryforward	$8,051,000	$6,536,000
Stock based compensation	975,000	1,196,000
Intangibles	276,000	305,000
Accruals and reserves	399,000	11,000
Total deferred tax asset	9,701,000	8,048,000
Valuation allowance	(9,701,000)	(8,048,000)
Net deferred tax assets	$-	$-
Change in valuation allowance during the year	$(1,653,000)	$(1,092,357)

Schedule of effective tax rate reconciliation
	2021	2020
Income tax provision at statutory rate	-21.0%	-21.0%
Warrant interest expense	12%	9%
Change in valuation allowance	7%	9%
Prior year true up	2%	3%
Effective tax rate	0%	0%